Notes Receivable, Net - Schedule of Notes Receivable, Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Notes Receivable, Net [Abstract]
Notes receivable, gross	$ 384,931	$ 2,004,616
Less: allowance for expected credit loss	(3,053)	(18,753)
Notes receivable, net	$ 381,878	$ 1,985,863